                            MONY SERIES FUND, INC.

                            Equity Growth Portfolio

   We expect the economy to recover later this year. While the recovery may be slower than usual initially, it could gather steam if foreign economies begin to strengthen along with the U.S. Generally, cyclical stocks begin to anticipate the upturn by several quarters, and this process appears to be occurring now. The Portfolio has been gradually increasing holdings of economy sensitive stocks over the past several months. Basic materials--papers, chemicals and forest products have been increased as have capital spending related areas. Technology, which has experienced a severe sell off over the past year is, of course, also a capital spending related sector, albeit one with more cross currents at work than machinery companies. The Portfolio is about market weight currently in technology, and it is expected that as signs of recovery appear, this area will be increased. Healthcare and financials are two other areas of emphasis in the Portfolio.

                            MONY SERIES FUND, INC.
                            Equity Growth Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

Domestic Common                      Number of Shares or
Stocks -- 78.46%                      Principal Amount      Value
---------------------------------------------------------------------

Aerospace -- 1.51%
  United Technologies Corporation             400        $    29,304

Automotive -- 1.00%
  General Motors Corporation                  300             19,305

Banking --3.26%
  Bank of America Corporation                 400             24,012
  Bank of New York Company Inc.               200              9,600
  FleetBoston Financial Corporation           300             11,835
  J. P. Morgan Chase & Company                400             17,840
                                                         -----------
                                                              63,287

Biotechnology -- 1.57%
  Amgen Inc. (a)                              500             30,340

Broadcasting -- 1.07%
  Viacom Inc. (a)                             400             20,700

Business Services -- 1.03%
  Automatic Data Processing Inc.              400             19,880

Cable -- 2.25%
  Cablevision Systems Corporation
   (Class A) (a)                              300             17,550
  Comcast Corporation (a)                     600             26,040
                                                         -----------
                                                              43,590

Chemicals -- 2.44%
  Dow Chemical Company                        700             23,275
  Du Pont (E. I.) de Nemours &
   Company                                    500             24,120
                                                         -----------
                                                              47,395

Computer Hardware -- 6.16%
  Cisco Systems Inc. (a)                    1,300             23,660
  Dell Computer Corporation (a)               500             13,075
  EMC Corporation (a)                         700             20,335
  Hewlett-Packard Company                     600             17,160
  International Business Machines
   Corporation                                400             45,200
                                                         -----------
                                                             119,430

Computer Services -- 0.81%
  Sun Microsystems Inc. (a)                 1,000             15,720

Computer Software -- 3.71%
  Microsoft Corporation (a)                   700             51,100
  Oracle Corporation (a)                    1,100             20,900
                                                         -----------
                                                              72,000

Crude & Petroleum -- 3.96%
  Anadarko Petroleum Corporation              200             10,806
  Chevron Corporation                         100              9,050
  Exxon Mobil Corporation                     500             43,675
  Texaco Inc.                                 200             13,320
                                                         -----------
                                                              76,851

Electrical Equipment -- 3.88%
  Emerson Electric Company                    600             36,300
  General Electric Company                    800             39,000
                                                         -----------
                                                              75,300

Energy -- 2.61%
  El Paso Corporation                         400             21,016
  Enron Corporation                           200              9,800
  Williams Companies Inc.                     600             19,770
                                                         -----------
                                                              50,586

                                           Number of Shares or
                                            Principal Amount      Value
                                           ------------------- -----------

     Fiber Optics -- 1.01%
       Corning Inc. (a)                            800         $    13,368
       JDS Uniphase Corporation (a)                500               6,250
                                                               -----------
                                                                    19,618

                Food, Beverages & Tobacco -- 0.68%
       PepsiCo Inc.                                300              13,260

     Machinery -- 1.49%
       Ingersoll-Rand Company                      700              28,840

     Media -- 1.91%
       AOL Time Warner Inc. (a)                    700              37,100

     Medical Services -- 0.30%
       Gilead Sciences Inc. (a)                    100               5,819

     Misc. Financial Services -- 3.66%
       Citigroup Inc.                              700              36,988
       Fannie Mae                                  400              34,060
                                                               -----------
                                                                    71,048

     Multi-Line Insurance -- 3.42%
       American General Corporation                500              23,225
       American International Group Inc.           500              43,000
                                                               -----------
                                                                    66,225

     Oil Services -- 5.80%
       Baker Hughes Inc.                           200               6,700
       BJ Services Company (a)                     300               8,514
       Diamond Offshore Drilling Inc.              300               9,915
       Halliburton Company                         300              10,680
       Kerr-McGee Corporation                      300              19,881
       Nabors Industries Inc. (a)                  300              11,160
       Phillips Petroleum Company                  200              11,400
       Rowan Companies Inc.                        400               8,840
       Tidewater Inc.                              200               7,540
       Transocean Sedco Forex Inc.                 200               8,250
       Weatherford International Inc. (a)          200               9,600
                                                               -----------
                                                                   112,480

     Paper & Forest Products -- 2.44%
       Georgia-Pacific Group                       300              10,155
       International Paper Company                 500              17,850
       Mead Corporation                            100               2,714
       Weyerhaeuser Company                        300              16,491
                                                               -----------
                                                                    47,210

     Pharmaceuticals -- 8.99%
       American Home Products
        Corporation                                300              17,532
       Baxter International Inc.                   600              29,400
       Bristol-Myers Squibb Company                400              20,920
       Eli Lilly & Company                         200              14,800
       Johnson & Johnson                           400              20,000
       MedImmune Inc. (a)                          100               4,720
       Merck & Company Inc.                        300              19,173
       Pfizer Inc.                                 600              24,030
       Pharmacia Corporation                       200               9,190
       Schering-Plough Corporation                 400              14,496
                                                               -----------
                                                                   174,261

     Retail -- 1.97%
       Home Depot Inc.                             400              18,620
       Wal-Mart Stores Inc.                        400              19,520
                                                               -----------
                                                                    38,140

                            MONY SERIES FUND, INC.
                    Equity Growth Portfolio -- (Continued)
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001


                                       Number of Shares or
                                        Principal Amount      Value
                                       ------------------- ------------

        Semiconductors -- 5.47%
          Analog Devices Inc. (a)               500        $     21,625
          Applied Materials Inc. (a)            500              24,550
          Intel Corporation                   1,400              40,950
          Texas Instruments Inc.                600              18,900
                                                           ------------
                                                                106,025

        Telecommunications -- 4.47%
          BellSouth Corporation                 500              20,135
          Global Crossing Ltd. (a)              700               6,048
          SBC Communications Inc.               400              16,024
          Tellabs Inc. (a)                      400               7,712
          Verizon Communications Inc.           500              26,750
          WorldCom Inc. (a)                     700               9,940
                                                           ------------
                                                                 86,609

                Wireless Communications -- 1.59%
          Motorola Inc.                         700              11,592
          Sprint PCS (a)                        800              19,320
                                                           ------------
                                                                 30,912

                  Total Domestic Common Stocks
        (Identified cost $1,436,175)                          1,521,235
        ----------------------------------------------------------------

                                           Number of Shares or
                                            Principal Amount     Value
                                           ------------------- ----------

      Foreign Stocks -- 2.69%
      --------------------------------------------------------------------
      Crude & Petroleum -- 1.03%
        BP Amoco (ADR)                               400       $   19,940

      Pharmaceuticals -- 0.87%
        GlaxoSmithKline (ADR)                        300           16,860

      Wireless Communications -- 0.79%
        Nokia Corporation (Class A) (ADR)            700           15,428
                                                               ----------

      Total Foreign Stocks
      (Identified cost $43,767)                                    52,228
      --------------------------------------------------------------------

                  Repurchase Agreement -- 18.05%
      --------------------------------------------------------------------
        State Street Bank & Trust
         Repurchase Agreement,
         3.45%, due 07/02/01,
         Maturity Value $350,101
         Collateral: U.S. Treasury Note
         $330,000, 6.875%, due 05/15/06
         Value $361,433                         $350,000          350,000
                                                               ----------

      Total Repurchase Agreement
      (Identified cost $350,000)                                  350,000
      --------------------------------------------------------------------

      Total Investments
      (Identified cost $1,829,942)                             $1,923,463

              Other Assets Less Liabilities -- 0.80%               15,517
                                                               ----------

      Net Assets -- 100%                                       $1,938,980
      --------------------------------------------------------------------
      --------------------------------------------------------------------

(a) Non-income producing security.
(ADR) American Depository Receipt.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                            Equity Income Portfolio

   We anticipate an economic recovery later this year. Initially it may be slower than usual, but if foreign economies, which weakened at the same time as the U.S. did, also strengthen, the recovery could gather steam. Generally, cyclical stocks begin to anticipate economic recovery by several quarters, and this process is occurring now. The Portfolio has been gradually increasing holdings of economy sensitive stocks over the past several months. Basic materials--papers, forest products and chemicals have been increased and Alcoa and USX U.S. Steel Group have been added in the metals. Capital spending related names such as Caterpillar, Ingersoll Rand, Emerson Electric and United Technologies should also benefit from economic recovery as will the railroads.

   Energy stocks have been reduced in the Portfolio. Weaker demand has brought prices down more than expected, and while earnings gains should be good they will also be less than anticipated. Oils, natural gas and oil services have all been reduced in weight. Financials remain an important part of the Portfolio. Insurance stocks had been the major holding, but recently banks have been increased. Healthcare also remains as an overweight. The emphasis had been on hospital supplies, but weakness in the drug stocks has made them attractive again. The Portfolio thus has a balance of stable growth, anticipating some choppiness in the market, but is moving gradually toward a greater emphasis on stocks we expect to benefit from economic recovery.

                            MONY SERIES FUND, INC.
                            Equity Income Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

Domestic Common                       Number of Shares or
Stocks -- 90.46%                       Principal Amount       Value
------------------------------------------------------------------------

Aerospace -- 5.23%
  Honeywell International Inc.               3,500        $     122,465
  Northrop Grumman Corporation               3,000              240,300
  Raytheon Company (Class B)                 3,500               92,925
  United Technologies Corporation            4,000              293,040
                                                          -------------
                                                                748,730

Automotive -- 1.50%
  Ford Motor Company                         3,500               85,925
  General Motors Corporation                 2,000              128,700
                                                          -------------
                                                                214,625

Banking -- 3.88%
  Bank of America Corporation                2,300              138,069
  Bank of New York Company Inc.              1,700               81,600
  FleetBoston Financial Corporation          2,200               86,790
  J. P. Morgan Chase & Company               3,500              156,100
  Wells Fargo & Company                      2,000               92,860
                                                          -------------
                                                                555,419

Chemicals -- 2.29%
  Dow Chemical Company                       4,800              159,600
  Du Pont (E. I.) de Nemours &
   Company                                   3,500              168,840
                                                          -------------
                                                                328,440

Computer Hardware -- 0.90%
  Hewlett-Packard Company                    4,500              128,700

Conglomerates -- 3.14%
  Minnesota Mining &
   Manufacturing Company                     2,500              285,250
  Textron Inc.                               3,000              165,120
                                                          -------------
                                                                450,370

Construction -- 1.26%
  Fluor Corporation                          2,500              112,875
  Foster Wheeler Limited                     7,500               67,875
                                                          -------------
                                                                180,750

Consumer Non-Durables -- 1.29%
  Avon Products Inc.                         4,000              185,120

Consumer Products -- 1.81%
  Colgate-Palmolive Company                  2,500              147,475
  Kimberly-Clark Corporation                 2,000              111,800
                                                          -------------
                                                                259,275

Crude & Petroleum -- 4.13%
  Burlington Resources Inc.                  2,500               99,875
  Chevron Corporation                        1,100               99,550
  Exxon Mobil Corporation                    3,500              305,725
  Texaco Inc.                                1,300               86,580
                                                          -------------
                                                                591,730

Electrical Equipment -- 5.29%
  Dominion Resources Inc.                    2,500              150,325
  Emerson Electric Company                   4,000              242,000
  General Electric Company                   7,500              365,625
                                                          -------------
                                                                757,950

Electronics -- 0.80%
  Rockwell International Corporation         3,000              114,360

Energy -- 5.71%
  Duke Energy Corporation                    5,000              195,050
  El Paso Corporation                        2,500              131,350
  Entergy Corporation                        3,500              134,365
  Exelon Corporation                         2,000              128,240
  Reliant Energy Inc.                        2,500               80,525

                                          Number of Shares or
                                           Principal Amount       Value
                                          ------------------- -------------

      Williams Companies Inc.                    4,500        $     148,275
                                                              -------------
                                                                    817,805
    Fiber Optics -- 0.82%
      Corning Inc.                               7,000              116,970
               Food, Beverages & Tobacco -- 1.50%
      Anheuser-Busch Companies Inc.              2,000               82,400
      PepsiCo Inc.                               3,000              132,600
                                                              -------------
                                                                    215,000
    Insurance -- 2.08%
      Cigna Corporation                          1,000               95,820
      Marsh & McLennan Companies
       Inc.                                      2,000              202,000
                                                              -------------
                                                                    297,820
    Machinery -- 5.82%
      Caterpillar Inc.                           4,500              225,225
      Deere & Company                            4,000              151,400
      Ingersoll-Rand Company                     6,000              247,200
      Pitney Bowes Inc.                          5,000              210,600
                                                              -------------
                                                                    834,425
    Manufacturing -- 1.08%
      Eaton Corporation                          2,200              154,220

    Metals & Mining -- 1.80%
      Alcoa Inc.                                 4,000              157,600
      USX-U.S. Steel Group                       5,000              100,750
                                                              -------------
                                                                    258,350
    Misc. Financial Services -- 3.81%
      Citigroup Inc.                             5,500              290,620
      Fannie Mae                                 3,000              255,450
                                                              -------------
                                                                    546,070
    Multi-Line Insurance -- 2.56%
      American General Corporation               4,000              185,800
      Lincoln National Corporation               3,500              181,125
                                                              -------------
                                                                    366,925
    Oil Services -- 5.70%
      Baker Hughes Inc.                          2,000               67,000
      Diamond Offshore Drilling Inc.             2,000               66,100
      Halliburton Company                        2,000               71,200
      Kerr-McGee Corporation                     1,500               99,405
      KeySpan Corporation                        5,000              182,400
      Murphy Oil Corporation                     1,300               95,680
      Phillips Petroleum Company                 1,500               85,500
      Schlumberger Ltd.                          1,400               73,710
      Tidewater Inc.                             2,000               75,400
                                                              -------------
                                                                    816,395
    Paper & Forest Products -- 1.93%
      Georgia-Pacific Group                      5,000              169,250
      International Paper Company                3,000              107,100
                                                              -------------
                                                                    276,350
    Paper Products -- 0.09%
      Mead Corporation                             500               13,570

    Pharmaceuticals -- 10.43%
      Abbott Laboratories                        3,000              144,030
      American Home Products Corporation         2,300              134,412
      Baxter International Inc.                  6,000              294,000
      Bristol-Myers Squibb Company               3,000              156,900
      Eli Lilly & Company                        1,700              125,800
      Johnson & Johnson                          3,000              150,000
      Merck & Company Inc.                       2,200              140,602
      Pfizer Inc.                                4,500              180,225
      Pharmacia Corporation                      1,700               78,115
      Schering-Plough Corporation                2,500               90,600
                                                              -------------
                                                                  1,494,684

                            MONY SERIES FUND, INC.
                    Equity Income Portfolio -- (Continued)
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001


                                        Number of Shares or
                                         Principal Amount       Value
                                        ------------------- -------------

       Printing & Publishing -- 1.38%
         McGraw-Hill Companies Inc.            3,000        $     198,450

              Property-Casualty Insurance -- 2.58%
         Allstate Corporation                  4,000              175,960
         Chubb Corporation                     2,500              193,575
                                                            -------------
                                                                  369,535

       Raw Materials -- 1.15%
         Weyerhaeuser Company                  3,000              164,910

       Real Estate -- 1.18%
         Equity Residential Properties
          Trust                                3,000              169,650

       Retail -- 0.46%
         J. C. Penney Company Inc.             2,500               65,900

       Telecommunications -- 4.95%
         BellSouth Corporation                 5,000              201,350
         SBC Communications Inc.               4,000              160,240
         Sprint Corporation                    5,000              106,800
         Verizon Communications Inc.           4,500              240,750
                                                            -------------
                                                                  709,140
       Transportation -- 3.91%
         Burlington Northern Santa Fe
          Corporation                          4,500              135,765
         Canadian National Railway
          Company                              3,500              141,750
         CSX Corporation                       4,000              144,960
         Union Pacific Corporation             2,500              137,275
                                                            -------------
                                                                  559,750
                                                            -------------

                                           Number of Shares or
                                            Principal Amount      Value
                                           ------------------- -----------
                    Total Domestic Common Stocks
      (Identified cost $10,877,757 )                           $12,961,388
      ---------------------------------------------------------------------

      Foreign Stocks -- 1.48%
      ---------------------------------------------------------------------

      Crude & Petroleum -- 0.70%
        BP Amoco (ADR)                             2,000            99,700

      Pharmaceuticals -- 0.78%
        GlaxoSmithKline (ADR)                      2,000           112,400
                                                               -----------

      Total Foreign Stocks
      (Identified cost $120,854)                                   212,100
      ---------------------------------------------------------------------

                     Commercial Paper -- 2.86%
      ---------------------------------------------------------------------
      Kellogg Co.
        3.85% due 07/19/01                      $410,000           409,211
                                                               -----------

      Total Commercial Paper
      (Identified cost $409,211)                                   409,211
      ---------------------------------------------------------------------

                   Repurchase Agreement -- 5.13%
      ---------------------------------------------------------------------
        State Street Bank & Trust
         Repurchase Agreement,
         3.45% due 07/02/01
         Maturity Value $735,211
         Collateral: U.S. Treasury Note,
                  $690,000, 6.875%, due 05/15/06,
         Value $755,723                          735,000           735,000
                                                               -----------

                     Total Repurchase Agreement
      (Identified cost $735,000)                                   735,000
      ---------------------------------------------------------------------

      Total Investments
      (Identified cost $12,142,822)                            $14,317,699

               Other Assets Less Liabilities -- 0.07%               10,275
                                                               -----------

      Net Assets -- 100%                                       $14,327,974
      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

(ADR) American Depository Receipt.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                       Intermediate Term Bond Portfolio

   The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond account that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of approximately 5.23 years as of June 30, 2001.

   For the six-months ended June 30, 2001, the Portfolio earned a total return of 3.79%.

   The short maturity portion of the bond market had a very good first half in 2001. During the first half of the year, interest rates, as measured by the benchmark five-year U.S. Treasury, remained practically unchanged from year-end levels to close at 4.95%. The yield curve steepened dramatically as interest rates in the front-end of the curve plunged and long rates increased about 30 basis points. The spread differential between the 2-year U.S. Treasury note and the 30-year U.S. Treasury bond stood at 152 basis points at the end of the second quarter--levels not seen since the early 90's.

   The U.S. economy continued to deteriorate during the first six months of the year. Businesses slashed capital spending, corporations lowered earnings growth, unemployment increased and equity markets sagged. As a result, the Fed aggressively cut rates (275 basis points) to prevent the economy from slipping into recession. Consumer spending, however, has proven resilient and is what has kept this economy from entering recession.

   The corporate sector posted strong returns despite the erosion of credit fundamentals and the record supply of corporate paper. Corporates outperformed versus all other fixed income buckets. The cyclical and consumer sectors were the best performers, as market participants viewed the sectors as undervalued. Corporates also benefited from the asset allocation switch from equity to bonds given the dire state of the stock market. Agencies had a lackluster performance during the first half of the year, barely outperforming Treasuries.

   Our outlook for the second half of the year is that the economy will avert recession and start recovering in late 2001. Near term, we expect the Fed to continue on its easing mode and to lower rates possibly one more time during the summer and then change its bias to "neutral", as they will declare their stimulatory job done. The fiscal stimulus of the recently passed tax cuts will also aid the slowing economy. These measures should bode well for the U.S. credit markets.

   We maintained our overweight position to spread product and we increased our exposure to the U.S. Treasury sector. Going forward, we will continue to maintain a neutral stance towards spread product by not adding to our corporate exposure, as we feel comfortable with our current overweight position. At June 30, 2001, the Portfolio's breakdown by sectors is as follows: Corporates 44%, U.S. Treasuries 36%, Agencies 5%, Mortgage-backed securities 5%, Asset-backed securities 7%, with the balance of 3% in cash equivalents. The average Moody's rating on the bonds in the Portfolio was Aa3, reflecting emphasis on higher quality debt issuers.

                            MONY SERIES FUND, INC.
                       Intermediate Term Bond Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

Financial                               Number of Shares or
Institutions -- 10.31%                   Principal Amount      Value
------------------------------------------------------------------------

BankBoston Corporation
 6.625% due 02/01/04                        $1,000,000      $ 1,026,973
Bear Stearns Company Inc.
 7.25% due 10/15/06                          1,000,000        1,037,094
Chase Manhattan Corporation Capital,
 4.939% due 08/01/28                         1,000,000          930,644
Ford Motor Credit Company
 6.875% due 02/01/06                         1,000,000        1,014,080
General Motors Acceptance Corporation
 7.125% due 05/01/03                         1,000,000        1,032,219
Provident Bank
 6.375% due 01/15/04                         1,000,000        1,003,044
                                                            -----------

Total Financial Institutions
(Identified cost $5,983,030)                                  6,044,054
------------------------------------------------------------------------

Industrial -- 21.01%
------------------------------------------------------------------------
Abbott Laboratories
 5.625% due 07/01/06                         1,000,000          996,710
Conoco Inc.
 5.90% due 04/15/04                          1,000,000        1,012,909
CSX Corporation
 7.25% due 05/01/04                          1,000,000        1,035,343
Delphi Automotive Systems Corporation
 6.125% due 05/01/04                         1,000,000        1,001,706
First Data Corporation
 6.75% due 07/15/05                          1,000,000        1,009,386
Illinois Central Railroad Company
 6.75% due 05/15/03                          1,000,000        1,035,955
Philip Morris Companies Inc.
 7.50% due 04/01/04                          1,000,000        1,042,386
Phillips Petroleum Company
 8.75% due 05/25/10                          1,000,000        1,139,852
Potash Corporation Saskatchewan Inc.
 7.125% due 06/15/07                         1,000,000        1,010,771
Tyco International Group
 6.375% due 06/15/05                         1,000,000        1,011,028
USA Waste Services Inc.
 7.00% due 10/01/04                          1,000,000        1,018,458
Worldcom Inc.
 6.125% due 08/15/01                         1,000,000        1,001,196
                                                            -----------

Total Industrial
(Identified cost $11,982,572)                                12,315,700
------------------------------------------------------------------------

Utilities -- 8.61%
------------------------------------------------------------------------
Arizona Public Service Company
 5.875% due 02/15/04                         1,000,000        1,000,740
Commonwealth Edison Company
 7.00% due 07/01/05                          1,000,000        1,023,816
National Rural Utilities Cooperative
 Finance
 6.75% due 09/01/01                          1,000,000        1,003,423
National Rural Utilities Cooperative
 Finance
 6.00% due 05/15/06                          1,000,000        1,005,266
Potomac Edison Company
 8.00% due 06/01/06                          1,000,000        1,015,972
                                                            -----------

Total Utilities
(Identified cost $4,986,823)                                  5,049,217
------------------------------------------------------------------------
Yankee Bonds -- 3.57%
------------------------------------------------------------------------
International Bank for Reconstruction &
 Development
 5.625% due 03/17/03                         1,000,000        1,018,047
Province of British Columbia
 7.25% due 09/01/36                          1,000,000        1,071,729
                                                            -----------

Total Yankee Bonds
(Identified cost $1,992,042)                                  2,089,776
------------------------------------------------------------------------

                                         Number of Shares or
                                          Principal Amount      Value
                                         ------------------- ----------

      Asset-Backed Securities -- 6.76%
      --------------------------------------------------------------------
      Chemical Master Credit Card Trust One
       5.98% due 09/15/08                    $1,000,000      $ 1,010,522
      Comed Transitional Funding Trust
       5.74% due 12/25/10                     1,000,000          973,704
      Peco Energy Transition Trust
       6.13% due 03/01/09                     1,000,000          994,089
      Student Loan Marketing Association
       4.091% due 10/25/10                    1,000,000          985,432
                                                             -----------

      Total Asset-Backed Securities
      (Identified cost $3,998,277)                             3,963,747
      --------------------------------------------------------------------

      Mortgage-Backed Securities -- 5.20%
      --------------------------------------------------------------------
      Fannie Mae REMIC
       7.00% due 01/25/03                     1,000,000        1,004,925
      Freddie Mac CMO
       6.50% due 02/15/21                     2,000,000        2,043,610
                                                             -----------

      Total Mortgage-Backed Securities
      (Identified cost $2,974,994)                             3,048,535
      --------------------------------------------------------------------

      U. S. Government Agency Obligations -- 5.17%
      --------------------------------------------------------------------

      Fannie Mae -- 1.71%
       5.50% due 02/15/06                     1,000,000          999,759

      Freddie Mac -- 3.46%
       7.00% due 02/15/03                     1,000,000        1,039,362
       5.25% due 01/15/06                     1,000,000          990,478
                                                             -----------
                                                               2,029,840
                                                             -----------

      Total U. S. Government Agency Obligations
      (Identified cost $2,988,250)                             3,029,599
      --------------------------------------------------------------------

      U. S. Treasury Obligations -- 35.54%
      --------------------------------------------------------------------

      U. S. Treasury Bonds -- 1.13%
       8.75% due 08/15/20                       500,000          661,939

      U. S. Treasury Notes -- 34.41%
       6.625% due 05/31/02                    1,500,000        1,537,312
       5.75% due 04/30/03                       500,000          513,160
       5.75% due 08/15/03                     2,000,000        2,056,464
       7.50% due 02/15/05                     1,000,000        1,088,585
       6.875% due 05/15/06                    1,500,000        1,617,525
       6.50% due 10/15/06                     6,500,000        6,915,109
       6.50% due 02/15/10                     6,000,000        6,447,654
                                                             -----------
                                                              20,175,809
                                                             -----------

      Total U. S. Treasury Obligations
      (Identified cost $20,604,324)                           20,837,748
      --------------------------------------------------------------------

      Commercial Paper -- 4.09%
      --------------------------------------------------------------------
      American General Finance Corporation
       3.82% due 07/06/01                     1,000,000          999,470
      Philip Morris Companies Inc.
       4.13% due 07/02/01                     1,400,000        1,399,839
                                                             -----------

      Total Commercial Paper
      (Identified cost $2,399,309)                             2,399,309
      --------------------------------------------------------------------

      Total Investments
      (Identified cost $57,909,621)                          $58,777,685

      Other Assets Less Liabilities -- (0.26)%                  (153,290)
                                                             -----------

      Net Assets -- 100%                                     $58,624,395
      --------------------------------------------------------------------
      --------------------------------------------------------------------

                            MONY SERIES FUND, INC.

                           Long Term Bond Portfolio

   The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond account that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income accounts with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of approximately 18.7 years and a duration of approximately 9.7 years as of June 30, 2001.

   For the six-months ended June 30, 2001, the Portfolio earned a total return of 1.36%.

   For the first half of 2001, the bond market posted strong results with corporate securities taking the leadership position. With the Fed's swift interest rate cuts that began in January, much of the bond market, especially maturities of shorter than five years, ended the period at much lower yields than where they were six months earlier. However, the long end of the yield curve was unable to match the performance of the shorter maturities. The 30-year U.S. Treasury ended the quarter at 5.75%, up from 5.45%. This resulted in a sharp yield curve steepening--when shorter maturity interest rates move well below that of longer-term bonds. Such a market is typical in a period of aggressive Fed easing, but can also be typical of a market that expects an economic rebound to take hold.

   Signs of such a rebound exist, but they are not overwhelming. While consumers continue to feed their insatiable demand for new housing and automobiles, corporation fundamentals remain weak. The energy shock produced a double-barreled hit to company profits and drove producer costs up just as overall demand was slowing. The strength of the U.S. dollar exacerbated the profit margin squeeze, in that it, too, limited firms' abilities to pass higher costs on to the consumer.

   The Fed cut interest rates six times so far this year and our view is that, with the strong possibility of one last interest rate cut, the Fed's work is pretty much done for the time being. Fed easing, the impact of tax cuts, low unemployment rates and receding energy costs that will help resuscitate corporate profit margins, should support a gradual recovery in capital investment. In short, economic growth should slowly return. This leaves us only modestly positive on the bond market. We continue to remain cautiously optimistic for the bond market in the second half of the year due to poor technical factors historically experienced in the past. Therefore, we will maintain or increase our conservative profile within the corporate sectors such as higher rated, non-cyclical issuers.

   The Portfolio is currently invested in 35 corporate issuers, comprising 32% of total invested assets, U.S. Treasury and Agency issues represent 56%, with 3% in mortgage and asset-backed securities and the remaining 9% in cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio is Aa2.

                            MONY SERIES FUND, INC.
                           Long Term Bond Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

U.S. Treasury                    Number of Shares or
Obligations -- 48.89%             Principal Amount        Value
---------------------------------------------------------------------

U.S. Treasury Bonds -- 45.68%
  7.50% due 11/15/16                 $ 5,000,000     $     5,823,130
  7.875% due 02/15/21                 11,000,000          13,490,202
  6.75% due 08/15/26                   9,000,000           9,987,894
  6.625% due 02/15/27                 11,000,000          12,053,305
  3.625% due 04/15/28                  1,000,000           1,024,063
  6.25% due 05/15/30                   6,500,000           6,895,083
  6.125% due 05/15/17 P/O             11,000,000           4,232,492
                                                     ---------------
                                                          53,506,169

U.S. Treasury Note -- 3.21%
  6.50% due 02/15/10                   3,500,000           3,761,131
                                                     ---------------

Total U.S. Treasury Obligations
(Identified cost $58,431,558)                             57,267,300
---------------------------------------------------------------------

Financial Institutions -- 4.37%
---------------------------------------------------------------------
Aetna Inc.
  7.625% due 08/15/26                  1,000,000           1,042,923
MBIA Inc.
  7.15% due 07/15/27                   1,000,000             963,764
Swiss Bank Corporation
  7.75% due 09/01/26                   2,000,000           2,149,242
Wachovia Corporation
  6.15% due 03/15/09                   1,000,000             962,801
                                                     ---------------
                                                           5,118,730
                                                     ---------------

Total Financial Institutions
(Identified cost $4,878,478)                               5,118,730
---------------------------------------------------------------------

Industrial -- 17.16%
---------------------------------------------------------------------
Alberta Energy Ltd.
  8.125% due 09/15/30                  1,000,000           1,081,613
Boeing Company
  8.625% due 11/15/31                  1,000,000           1,206,319
Burlington Northern Santa Fe
 Corporation
  6.75% due 03/15/29                   1,000,000             911,330
Columbia/HCA Healthcare Corporation
  7.69% due 06/15/25                   1,000,000             906,426
Conagra Inc.
  8.25% due 09/15/30                   1,000,000           1,072,620
Enersis
  7.40% due 12/01/16                   1,000,000             883,002
Exelon Corporation
  6.75% due 05/01/11                   1,000,000             986,120
Federal Express Corporation Pass
 Through
  7.50% due 01/15/18                   1,857,814           1,903,785
Ford Motor Company
  6.375% due 02/01/29                  2,000,000           1,678,588
Fort James Corporation
  7.75% due 11/15/23                   1,000,000             891,376
Lockheed Martin Corporation
  7.65% due 05/01/16                   1,000,000           1,030,562
Phillips Petroleum Company
  8.75% due 05/25/10                   1,000,000           1,139,852
Texaco Capital Inc.
  9.75% due 03/15/20                   1,000,000           1,282,119
Tyco International Group
  7.00% due 06/15/28                   2,000,000           1,895,088

                                         Number of Shares or
                                          Principal Amount       Value
                                         ------------------- --------------

    United Parcel Service America Inc.
      8.375% due 04/01/20                    $ 1,000,000     $    1,167,100
    USA Waste Services Inc.
      7.00% due 10/01/04                       1,000,000          1,018,458
    Wal-Mart Stores Inc.
      6.875% due 08/10/09                      1,000,000          1,039,159
                                                             --------------

    Total Industrial
    (Identified cost $20,125,785)                                20,093,517
    ------------------------------------------------------------------------

    Utilities -- 7.59%
    ------------------------------------------------------------------------
    Bellsouth Capital Funding Corporation
      7.875% due 02/15/30                      1,000,000          1,067,480
    Commonwealth Edison Company
      7.00% due 07/01/05                       1,000,000          1,023,816
    General Electric Capital
     Corporation
      6.875% due 11/15/10                      1,000,000          1,039,820
    GTE North Inc.
      7.625% due 05/15/26                      1,000,000            995,139
    National Rural Utilities
     Cooperative Finance
      5.70% due 01/15/10                       2,000,000          1,890,828
    Southern Natural Gas Company
      7.35% due 02/15/31                       1,000,000            969,064
    Viacom Inc.
      7.875% due 07/30/30                      1,000,000          1,056,507
    Worldcom Inc.
      6.95% due 08/15/28                       1,000,000            852,244
                                                             --------------

    Total Utilities
    (Identified cost $9,086,978)                                  8,894,898
    ------------------------------------------------------------------------

    Yankee Bonds -- 2.84%
    ------------------------------------------------------------------------
    Hydro Quebec
      8.50% due 12/01/29                       1,000,000          1,174,738
    Legrand
      8.50% due 02/15/25                       1,000,000          1,082,280
    Province of British Columbia
      7.25% due 09/01/36                       1,000,000          1,071,729
                                                             --------------

    Total Yankee Bonds
    (Identified cost $3,040,161)                                  3,328,747
    ------------------------------------------------------------------------

    Asset-Backed Securities -- 3.43%
    ------------------------------------------------------------------------
    Comed Transitional Funding Trust
      5.74% due 12/25/10                       1,000,000            973,704
    Peco Energy Transition Trust
      6.13% due 03/01/09                       2,000,000          1,988,178
    Standard Credit Card Master Trust I,
      7.25% due 04/07/08                       1,000,000          1,054,963
                                                             --------------

    Total Asset-Backed Securities
    (Identified cost $4,037,011)                                  4,016,845
    ------------------------------------------------------------------------

                            MONY SERIES FUND, INC.
                    Long Term Bond Portfolio -- (Continued)
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001


                                      Number of Shares or
                                       Principal Amount       Value
                                      ------------------- --------------

        U. S. Government Agency Obligations -- 7.26%
        -----------------------------------------------------------------

        Fannie Mae -- 3.77%
          6.25% due 05/15/29              $ 2,500,000     $    2,398,470
          REMIC
          7.50% due 09/25/22                2,000,000          2,013,776
                                                          --------------
                                                               4,412,246

        Federal Agencies -- 0.83%
          Tennessee Valley Authority
           6.00% due 03/15/13               1,000,000            977,408

        Freddie Mac -- 2.66%
          6.875% due 09/15/10               2,000,000          2,104,468
          6.85% due 01/15/22                1,000,000          1,015,265
                                                          --------------
                                                               3,119,733
                                                          --------------

        Total U. S. Government Agency Obligations
        (Identified cost $8,459,353)                           8,509,387
        -----------------------------------------------------------------

        Commercial Paper -- 6.57%
        -----------------------------------------------------------------
        American General Finance
         Corporation
          3.82% due 07/06/01                4,000,000          3,997,878
        Conagra Inc.
          4.00% due 07/19/01                3,702,000          3,694,596
                                                          --------------

        Total Commercial Paper
        (Identified cost $7,692,474)                           7,692,474
        -----------------------------------------------------------------

                                       Number of Shares or
                                        Principal Amount      Value
                                       ------------------- ------------

        Repurchase Agreement  -- 0.39%
        ----------------------------------------------------------------
          State Street Bank & Trust
           Repurchase Agreement
           3.45% due 07/02/01
           Maturity Value $454,131
           Collateral: U.S. Treasury Note
           $430,000, 6.875% due 05/15/03,
           Value $471,199                  $   454,000     $    454,000
                                                           ------------

        Total Repurchase Agreement
        (Identified cost $454,000)                              454,000
        ----------------------------------------------------------------

        Total Investments
        (Identified cost $116,205,798)                     $115,375,898

        Other Assets Less Liabilities -- 1.50%                1,752,785
                                                           ------------

        Net Assets -- 100%                                 $117,128,683
        ----------------------------------------------------------------
        ----------------------------------------------------------------

P/O -- Principal-only stripped security. The rate shown is the effective yield.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                             Diversified Portfolio

   Continuing weakness in technology and telecommunications shares dragged down all of the major equity indices in the first half of 2001. Bonds fared somewhat better--boosted by six consecutive interest rate cuts, with a good probability of another, by the Federal Reserve ("Fed"). Going into the third quarter, the Fed and the markets are watching to see whether the next chapter is an official recession, or a resumption of growth. For the moment, that economic picture is of the color gray. The sharp declines in economic output that threatened recession earlier in the year seem to have leveled out; the effects of monetary easing, tax cuts, and stabilizing energy prices imply a healthier second half; however, right now any hint of an upturn is anemic at best. The markets are staggering sideways.

   We still believe aggressive policy action will show its effects later in the year, evidenced by steady consumer spending, and a gradual resumption of business investment. Both the stock and the bond markets will be diligently looking for confirmation.

   For the six-months ended June 30, 2001, the Portfolio earned a total return of -11.51%.
   As of June 30, 2001, the Diversified Portfolio was invested 59% in common stocks, 25% in bonds, and 16% in cash equivalents.

                            MONY SERIES FUND, INC.
                             Diversified Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

Domestic Common                      Number of Shares or
Stocks -- 57.85%                      Principal Amount      Value
----------------------------------------------------------------------

Automotive -- 0.63%
  General Motors Corporation                  200        $     12,870

Banking -- 1.91%
  Bank of New York Company Inc.               200               9,600
  FleetBoston Financial Corporation           300              11,835
  J. P. Morgan Chase & Company                400              17,840
                                                         ------------
                                                               39,275

Biotechnology -- 1.18%
  Amgen Inc. (a)                              400              24,272

Broadcasting -- 1.01%
  Viacom Inc. (a)                             400              20,700

Business Services -- 0.73%
  Automatic Data Processing Inc.              300              14,910

Cable -- 1.70%
  Cablevision Systems Corporation
   (Class A) (a)                              300              17,550
  Comcast Corporation                         400              17,360
                                                         ------------
                                                               34,910

Chemicals -- 1.75%
  Dow Chemical Company                        500              16,625
  Du Pont (E. I.) de Nemours &
   Company                                    400              19,296
                                                         ------------
                                                               35,921

Computer Hardware -- 4.59%
  Cisco Systems Inc. (a)                    1,000              18,200
  Dell Computer Corporation (a)               400              10,460
  EMC Corporation (a)                         600              17,430
  Hewlett-Packard Company                     500              14,300
  International Business Machines
   Corporation                                300              33,900
                                                         ------------
                                                               94,290

Computer Services -- 0.61%
  Sun Microsystems Inc. (a)                   800              12,576

Computer Software -- 3.15%
  Microsoft Corporation (a)                   600              43,800
  Oracle Corporation (a)                    1,100              20,900
                                                         ------------
                                                               64,700

Crude & Petroleum -- 2.73%
  Anadarko Petroleum Corporation              100               5,403
  Chevron Corporation                         100               9,050
  Exxon Mobil Corporation                     400              34,940
  Texaco Inc.                                 100               6,660
                                                         ------------
                                                               56,053

Electrical Equipment -- 2.90%
  Emerson Electric Company                    500              30,250
  General Electric Company                    600              29,250
                                                         ------------
                                                               59,500

Energy -- 2.05%
  El Paso Corporation                         300              15,762
  Enron Corporation                           200               9,800
  Williams Companies Inc.                     500              16,475
                                                         ------------
                                                               42,037

Food, Beverages & Tobacco -- 0.43%
  PepsiCo Inc.                                200               8,840

                                           Number of Shares or
                                            Principal Amount      Value
                                           ------------------- ------------

     Machinery -- 1.00%
       Ingersoll-Rand Company                       500        $     20,600

     Media -- 1.29%
       AOL Time Warner Inc. (a)                     500              26,500

     Misc. Financial Services -- 3.69%
       American General Corporation                 400              18,580
       Citigroup Inc.                               600              31,704
       Fannie Mae                                   300              25,545
                                                               ------------
                                                                     75,829

     Multi-Line Insurance -- 1.26%
       American International Group Inc.            300              25,800

     Oil Services -- 4.23%
       Baker Hughes Inc.                            200               6,700
       BJ Services Company (a)                      200               5,676
       Diamond Offshore Drilling Inc.               200               6,610
       Halliburton Company                          200               7,120
       Kerr-McGee Corporation                       200              13,254
       Nabors Industries Inc. (a)                   200               7,440
       Phillips Petroleum Company                   100               5,700
       Rowan Companies Inc.                         400               8,840
       Tidewater Inc.                               200               7,540
       Transocean Sedco Forex Inc.                  200               8,250
       Weatherford International Inc. (a)           200               9,600
                                                               ------------
                                                                     86,730

     Paper & Forest Products -- 1.19%
       Georgia-Pacific Group                        300              10,155
       International Paper Company                  400              14,280
                                                               ------------
                                                                     24,435

     Paper Products -- 0.13%
       Mead Corporation                             100               2,714

     Pharmaceuticals -- 7.16%
       American Home Products
        Corporation                                 300              17,532
       Baxter International Inc.                    400              19,600
       Bristol-Myers Squibb Company                 300              15,690
       Eli Lilly & Company                          200              14,800
       Gilead Sciences Inc. (a)                     100               5,819
       Johnson & Johnson                            400              20,000
       MedImmune Inc. (a)                           100               4,720
       Merck & Company Inc.                         200              12,782
       Pfizer Inc.                                  400              16,020
       Pharmacia Corporation                        200               9,190
       Schering-Plough Corporation                  300              10,872
                                                               ------------
                                                                    147,025

     Raw Materials -- 0.80%
       Weyerhaeuser Company                         300              16,491

     Retail -- 1.62%
       Home Depot Inc.                              400              18,620
       Wal-Mart Stores Inc.                         300              14,640
                                                               ------------
                                                                     33,260

     Semiconductors -- 4.34%
       Analog Devices Inc. (a)                      500              21,625
       Applied Materials Inc. (a)                   400              19,640
       Intel Corporation                          1,100              32,175
       Texas Instruments Inc.                       500              15,750
                                                               ------------
                                                                     89,190

                            MONY SERIES FUND, INC.
                     Diversified Portfolio -- (Continued)
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001


                                          Number of Shares or
                                           Principal Amount      Value
                                          ------------------- ------------

     Telecommunications -- 5.18%
       BellSouth Corporation                      400         $     16,108
       Corning Inc.                               700               11,697
       Global Crossing Ltd. (a)                   500                4,320
       JDS Uniphase Corporation (a)               300                3,750
       SBC Communications Inc.                    400               16,024
       Tellabs Inc. (a)                           200                3,856
       United Technologies Corporation            300               21,978
       Verizon Communications Inc.                400               21,400
       WorldCom Inc. (a)                          500                7,100
                                                              ------------
                                                                   106,233

     Wireless Communications -- 0.59%
       Sprint PCS (a)                             500               12,075
                                                              ------------

     Total Domestic Common Stocks
     (Identified cost $1,124,997)                                1,187,736
     ----------------------------------------------------------------------

     Foreign Stocks -- 1.57%
     ----------------------------------------------------------------------

     Crude & Petroleum -- 0.48%
       BP Amoco (ADR)                             200                9,970

     Pharmaceuticals -- 0.55%
       Glaxo SmithKline (ADR)                     200               11,240

     Wireless Communications -- 0.54%
       Nokia Corporation (Class A) (ADR)          500               11,020
                                                              ------------

     Total Foreign Stocks
     (Identified cost $24,979)                                      32,230
     ----------------------------------------------------------------------

                                           Number of Shares or
                                            Principal Amount     Value
                                           ------------------- ----------
       U.S. Treasury Notes -- 25.11%
       -------------------------------------------------------------------
       7.50% due 05/15/02                       $500,000       $  515,640
                                                               ----------

       Total U.S. Treasury Notes
       (Identified cost $502,986)                                 515,640
       -------------------------------------------------------------------

       Repurchase Agreement -- 14.47%
       -------------------------------------------------------------------
         State Street Bank & Trust
          Repurchase Agreement,
          3.45% due 07/02/01
          Maturity Value $297,085
          Collateral: U.S. Treasury Note
          $280,000, 6.875% due 05/15/06,
          Value $306,670                         297,000          297,000
                                                               ----------

       Total Repurchase Agreement
       (Identified cost $297,000)                                 297,000
       -------------------------------------------------------------------

       Total Investments
       (Identified cost $1,949,962)                            $2,032,606

       Other Assets Less Liabilities -- 1.00%                      20,449
                                                               ----------

       Net Assets -- 100%                                      $2,053,055
       -------------------------------------------------------------------
       -------------------------------------------------------------------

(a) Non-income producing security.
(ADR) American Depository Receipt.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                        Government Securities Portfolio

   U.S. Treasury and Agency securities put in a mixed performance in the first half of the year. Shorter maturity securities, those within five years, rallied strongly with the support of an aggressive six easing steps by the Fed. Longer maturity bonds did less well, with yields rising on expected economic resurgence, and a declining government surplus. The fulcrum was the benchmark 5-year Treasury note, which ended June at a yield of 4.95%, virtually unchanged from the start of the year. The yield curve thus sharply steepened, where intermediate maturity treasury securities trade at much higher yields than those of shorter maturities. U.S. Government Agency and mortgage-backed securities slowly improved, with gradually lower yield risk premiums.

   The Portfolio ended the period in a slightly underinvested posture, with the greatest exposure in the five- to ten-year maturity sector.

   The Government Securities Portfolio is a bond account that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 3.9 years at June 30, 2001.

   For the six-months ended June 30, 2001, the Portfolio earned a total return of 2.95%.

   The Portfolio is currently invested 100% in U.S. Treasury and Agency, or U.S. Government guaranteed obligations.

   Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                            MONY SERIES FUND, INC.
                        Government Securities Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

U. S. Government Agency         Number of Shares or
Obligations -- 78.43%            Principal Amount       Value
------------------------------------------------------------------

Fannie Mae -- 9.69%
  3.78% due 07/09/01                $2,000,000      $   1,998,320
  5.75% due 04/15/03                 2,000,000          2,043,920
  Discount Note
   3.82% due 07/18/01                  650,000            648,827
  REMIC
   7.00% due 01/25/03                  285,000            286,404
  REMIC
   6.50% due 10/25/03                1,168,712          1,200,864
                                                    -------------
                                                        6,178,335

Federal Agencies -- 24.22%
  Attransco Inc. Guaranteed
   6.12% due 04/01/08                1,495,210          1,499,980
  Overseas Private Investor
   Corporation
   7.05% due 11/15/13                2,678,571          2,793,067
  Private Export Funding
   Corporation
   7.01% due 04/30/04                2,000,000          2,103,838
  Private Export Funding
   Corporation
   5.25% due 05/15/05                2,500,000          2,490,190
  Private Export Funding
   Corporation
   7.65% due 05/15/06                1,000,000          1,087,969
  Tennessee Valley Authority
   6.375% due 06/15/05                 500,000            515,036
  Tennessee Valley Authority
   5.375% due 11/13/08               2,000,000          1,941,780
  Tennessee Valley Authority
   6.00% due 03/15/13                1,000,000            977,408
  U.S. Department of Housing &
   Urban Development
   6.23% due 08/01/02                2,000,000          2,045,212
                                                    -------------
                                                       15,454,480

Federal Home Loan Banks  -- 12.76%
  4.875% due 01/22/02                1,000,000          1,005,846
  5.125% due 02/26/02                1,000,000          1,008,192
  5.50% due 01/21/03                 2,000,000          2,031,334
  Discount Note
   3.85% due 07/11/01                4,100,000          4,095,615
                                                    -------------
                                                        8,140,987

Freddie Mac -- 29.09%
  5.625% due 03/20/06                3,000,000          2,984,340
  6.625% due 09/15/09                1,000,000          1,037,356
  6.875% due 09/15/10                1,000,000          1,052,234
  6.50% due 11/15/21                 1,500,000          1,520,862
  6.50% due 03/15/26                 1,000,000            970,595
  Discount Note
   3.89% due 07/03/01                6,000,000          5,998,703
  Discount Note
   3.87% due 07/10/01                3,400,000          3,396,711
  Discount Note
   3.91% due 07/17/01                  600,000            598,957
  Discount Note
   3.65% due 07/24/01                1,000,000            997,668
                                                    -------------
                                                       18,557,426

                                          Number of Shares or
                                           Principal Amount      Value
                                          ------------------- ----------

      Ginnie Mae -- 2.67%
        7.50% due 05/15/24                    $  311,169      $   321,200
        7.50% due 10/15/24                       102,470          105,773
        7.00% due 09/20/28                     1,268,516        1,279,023
                                                              -----------
                                                                1,705,996
                                                              -----------
      Total U. S. Government Agency Obligations
      (Identified cost $49,667,850)                            50,037,224
      ---------------------------------------------------------------------

      U. S. Treasury Obligations -- 21.20%
      ---------------------------------------------------------------------

      U. S. Treasury Bonds -- 1.63%
        6.125% due 08/15/29                    1,000,000        1,037,415

      U. S. Treasury Notes -- 19.57%
        6.25% due 01/31/02                     3,000,000        3,043,344
        5.50% due 01/31/03                     3,000,000        3,060,978
        6.50% due 10/15/06                     6,000,000        6,383,178
                                                              -----------
                                                               12,487,500
                                                              -----------

      Total U. S. Treasury Obligations
      (Identified cost $13,401,200)                            13,524,915
      ---------------------------------------------------------------------

      Repurchase Agreement -- 1.03%
      ---------------------------------------------------------------------
        State Street Bank & Trust
         Repurchase Agreement
         3.45% due 07/02/01
         Maturity Value $654,188
         Collateral: U.S. Treasury Bond
         $615,000, 6.875% due 05/15/06
         Value $673,579                          654,000          654,000
                                                              -----------

      Total Repurchase Agreement
      (Identified cost $654,000)                                  654,000
      ---------------------------------------------------------------------

      Total Investments
      (Identified cost $63,723,050)                           $64,216,139

      Other Assets Less Liabilities -- (0.66)%                   (418,610)
                                                              -----------

      Net Assets -- 100%                                      $63,797,529
      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                            Money Market Portfolio

   During the second quarter, the investment environment continued to reflect uncertainties over the near-term direction of the U.S. economy. The performance of the equity markets reflected the shifting conviction on the part of investors as to whether the U.S. economy will pull out of its malaise in the second half of 2001. Softness in the U.S. economy (rising unemployment, eight months of decline in the manufacturing sector) continues despite the Fed's lowering its federal-funds interest rate target by an additional 1.25% in three steps during the second quarter after its three first quarter moves. As in the first quarter, money market rates dropped significantly during the second quarter dovetailing with the interest rate cuts.

   Presently, the market is pricing in an additional Fed monetary easing of perhaps 25 basis points at the Fed's August 23, 2001 meeting. This view has left near-term money market yields, which track the existing federal-funds rate, slightly above money market yields several months forward. Continued weak economic numbers support the idea that additional Fed easing is necessary. Inflation remains subdued.

   While the decline in manufacturing and scaling back of capital spending by U.S. companies has been well chronicled, many view the Fed's cumulative 2.75% easing as sufficient medicine that will get the U.S. economy back on its strong growth track. However, arguably, the Fed's moves have not substantially eased monetary conditions for several reasons. The housing sector typically is among the first to respond to monetary easing, but since this sector had not been depressed, there has been little or no kick provided by residential housing expenditures. In addition, the equity markets, as reflected by the Wilshire 5000 index, are in negative return territory since the beginning of the year (when the Fed began its easing course). Clearly, the conventional wisdom is that an accommodative Fed is very friendly to stock market investors, yet this has not followed suit so far in 2001.

   Lastly, the U.S. dollar's appreciation vis-a-vis other currencies (up 5% this year on a trade-weighted basis) means U.S. exporters are not seeing any benefit from monetary easing, as is normally the case, in terms of trade competitiveness. Thus, we believe some of the traditional mechanisms through which the U.S. economy benefits from a loosening in monetary policy are not being enjoyed to their usual extent, if at all. The Fed, therefore, may be forced to undertake further aggressive easing moves should the lagged effects of the Fed's moves to date not become evident in the third quarter. In sum, we look for further interest rate cuts in this cycle. The average maturity of the Money Market Portfolio was shortened in the second quarter, largely reflective of a callable U.S. agency security having been called near quarter end. Going forward, we will likely look to selectively increase the Portfolio's average maturity to benefit from locking in attractive long yields if the Fed is more aggressive in easing (as we believe) than the market anticipates. We think such a strategy best positions the Portfolio in the current environment.

   The Treasury yield curve steepened significantly in the second quarter. The short end of the Treasury market, as represented by the three-month U.S. Treasury Bill, saw rates drop substantially while long rates (two years and longer) all rose. The three-month U.S. Treasury Bill yield dropped 64 basis points (one basis point is 1/100 of a percentage point) from 4.28% at the end of the first quarter to 3.64% at June 30, 2001. The long bond's yield increased 30 basis points during the quarter moving from 5.45% at March 31, 2001 to 5.75% at June 30, 2001.

   Going forward, the average maturity of the Portfolio will be adjusted selectively to capitalize on opportunities where the Portfolio will be rewarded for duration extension. Presently, the yield curve in the money market slopes downward through the six-month area before beginning an upward slope. The average maturity of the Portfolio at quarter end is approximately 68.7 days, somewhat longer than the 58.0 days as of March 31, 2001.

   The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. The 30-day and 7-day effective yields of the Portfolio were 3.84% and 3.76%, respectively, as of June 30, 2001, after charges imposed by the Portfolio. Of course, past performance does not guarantee future investment results.

   Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the Portfolio will maintain a steady net asset value.

                            MONY SERIES FUND, INC.
                            Money Market Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

Commercial                        Number of Shares or
Paper -- 77.22%                    Principal Amount       Value
---------------------------------------------------------------------

Abbott Labs
  3.85% due 07/05/01                  $ 6,755,000     $    6,752,110
American Express Credit
 Corporation
  3.62% due 08/24/01                    8,654,000          8,607,009
American Home Products
 Corporation
  3.99% due 07/24/01                    2,445,000          2,438,767
AT&T Company
  4.79% due 07/24/01                   11,100,000         11,066,031
Avaya Inc.
  4.30% due 07/13/01                    2,750,000          2,746,058
Baxter International Inc.
  3.98% due 07/09/01                   10,000,000          9,991,156
Ciesco L.P.
  3.87% due 08/15/01                   12,285,000         12,225,571
CIT Group Inc.
  3.88% due 07/24/01                    9,744,000          9,719,846
Conagra Inc.
  4.20% due 07/13/01                      993,000            991,610
Du Pont E I De Nemours &
 Company
  3.87% due 07/17/01                    6,310,000          6,299,147
Duke Capital Corporation
  4.02% due 07/13/01                   10,000,000          9,986,600
Edison Asset Securitization
  3.82% due 08/10/01                   13,000,000         12,944,822
Executive Jet Inc.
  3.75% due 07/16/01                    3,399,000          3,393,689
General Electric Capital
 International Funding
  3.66% due 08/17/01                   13,000,000         12,937,882
General Motors Corporation
  4.05% due 07/05/01                    3,000,000          2,998,650
Goldman Sachs Group
  3.96% due 07/10/01                    8,000,000          7,992,080
Harley Davidson Dealer Funding
  3.68% due 07/19/01                   11,000,000         10,979,760
Household International Inc.
  3.96% due 07/13/01                   12,927,000         12,909,936
Houston Industries Finance L.P.
  4.15% due 07/26/01                    2,500,000          2,492,795
Lockhart Funding L.L.C.
  3.82% due 07/31/01                   13,000,000         12,958,617
Merrill Lynch & Company Inc.
  4.12% due 07/02/01                    6,100,000          6,099,302
Norfolk Southern Corporation
  4.17% due 07/06/01                    2,600,000          2,598,494
Qwest Corporation
  4.00% due 09/27/01                   11,736,000         11,621,248
Sears Roebuck Acceptance
 Corporation
  4.15% due 07/18/01                    2,323,000          2,318,448
Sony Capital Corporation
  3.95% due 07/24/01                    3,440,000          3,431,319
Three Pillars Funding Corporation
  3.65% due 08/30/01                   10,331,000         10,268,153
Trident Capital Finance Inc.
  3.87% due 07/11/01                    9,772,000          9,761,495
Verizon Network Fund
  3.93% due 07/31/01                   14,000,000         13,954,150
Windmill Funding Corporation
  4.00% due 07/02/01                    3,438,000          3,437,618
                                                      --------------

                                       Number of Shares or
                                        Principal Amount      Value
                                       ------------------- ------------
        Total Commercial Paper
        (Identified cost $223,922,363)                     $232,922,363
        ----------------------------------------------------------------

        Certificates of Deposit -- 3.45%
        ----------------------------------------------------------------
        National Westminster Bank
         6.775% due 09/10/01               $10,000,000        9,999,723
                                                           ------------

        Total Certificates of Deposit
        (Identified cost $9,999,723)                          9,999,723
        ----------------------------------------------------------------

        U. S. Government Obligations -- 1.72%
        ----------------------------------------------------------------
        Freddie Mac
          4.40% due 05/08/02                 5,000,000        5,000,000
                                                           ------------

        Total U. S. Government Obligations
        (Identified cost $5,000,000)                          5,000,000
        ----------------------------------------------------------------

        Variable Rate Securities -- 17.54%
        ----------------------------------------------------------------
        Capital One Funding Corporation
           3.85% due 04/01/11 (v)            2,904,000        2,904,000
        Capital One Funding Corporation
           3.85% due 03/01/17 (v)            1,580,000        1,580,000
        General Motors Acceptance Corporation
          4.404% due 08/01/01 (v)           10,600,000       10,594,536
        Goldman Sachs Group
           4.94% due 04/01/08 (v)            5,000,000        5,000,000
        Lehman Brothers Holdings Inc.
           5.56% due 07/16/01               14,000,000       14,272,798
        Philip Morris Companies Inc.
           4.24% due 09/04/01 (v) (144A)
                                                 8,000,000    8,000,000
        Syndicated Loan Funding Trust
           3.97% due 04/12/02 (v)            4,500,000        4,500,000
        Vodafone Airtouch P.L.C.
           3.987% due 12/19/01 (v)           4,000,000        4,003,995
                                                           ------------

        Total Variable Rate Securities
        (Identified cost $50,855,329)                        50,855,329
        ----------------------------------------------------------------

        Total Investments
        (Identified cost $289,777,415)                     $289,777,415

        Other Assets Less Liabilities -- 0.07 %                 196,690
                                                           ------------

        Net Assets -- 100%                                 $289,974,105
        ----------------------------------------------------------------
        ----------------------------------------------------------------

(v) Variable interest rate security; interest rate is as of June 30, 2001.
(144A) The security may be offered and sold only to "qualified institutional buyers'' under Rule 144A of the Securities Act of 1933.

                     (This page intentionally left blank)

                            MONY SERIES FUND, INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                           June 30, 2001 (Unaudited)

                                                                                                Intermediate
                                                                    Equity Growth Equity Income  Term Bond
                                                                      Portfolio     Portfolio    Portfolio
                                                                    ------------- ------------- ------------
                              ASSETS:
Investments at value...............................................  $1,923,463    $14,317,699  $58,777,685
Receivable for fund shares sold....................................         368          1,356       22,579
Receivable for investments sold....................................      22,890         56,493           --
Dividends and interest receivable..................................       1,423         17,871      871,412
Cash and other assets                                                     1,044            596       21,985
                                                                     ----------    -----------  -----------
     Total assets..................................................   1,949,188     14,394,015   59,693,661
                                                                     ----------    -----------  -----------
                           LIABILITIES:
Payable for fund shares redeemed...................................         155            107       30,949
Payable for investments purchased..................................       6,339         54,448      996,710
Investment advisory fees payable...................................         824          6,122       23,935
Administration fees payable........................................          49            367        1,436
Due to investment advisor..........................................       1,104             --           --
Accrued expenses and other liabilities                                    1,737          4,997       16,236
                                                                     ----------    -----------  -----------
     Total liabilities.............................................      10,208         66,041    1,069,266
                                                                     ----------    -----------  -----------
          Net Assets...............................................  $1,938,980    $14,327,974  $58,624,395
                                                                     ==========    ===========  ===========
                            NET ASSETS:
Paid-in capital....................................................   1,782,488     11,017,522   57,553,754
Undistributed (accumulated) net investment income (loss)...........       5,704        120,631    1,501,739
Undistributed (accumulated) net realized gain (loss) on investments      57,267      1,014,944   (1,299,162)
Unrealized appreciation (depreciation) on investments                    93,521      2,174,877      868,064
                                                                     ----------    -----------  -----------
          Net Assets...............................................  $1,938,980    $14,327,974  $58,624,395
                                                                     ==========    ===========  ===========
Fund shares outstanding                                                 111,719        838,264    5,440,550
                                                                     ----------    -----------  -----------
Net asset value per share                                                $17.36         $17.09       $10.78
                                                                    =             =             =
Investments at cost                                                  $1,829,942    $12,142,822  $57,909,621
                                                                     ==========    ===========  ===========

                      See notes to financial statements.

                           Government
  Long Term    Diversified Securities   Money Market
Bond Portfolio  Portfolio  Portfolio     Portfolio
-------------- ----------- -----------  ------------
 $115,375,898  $2,032,606  $64,216,139  $289,777,415
       98,010          75       74,406       381,513
           --      22,890           --            --
    1,941,410       5,931      663,435       783,041
        1,455         943        9,840        10,386
 ------------  ----------  -----------  ------------
  117,416,773   2,062,445   64,963,820   290,952,355
 ------------  ----------  -----------  ------------
      206,217         125       71,002       770,384
           --       6,339    1,052,230            --
       48,447         865       26,063        96,313
        2,907          52        1,564         7,223
           --         319           --        19,881
       30,519       1,690       15,432        84,449
 ------------  ----------  -----------  ------------
      288,090       9,390    1,166,291       978,250
 ------------  ----------  -----------  ------------
 $117,128,683  $2,053,055  $63,797,529  $289,974,105
 ============  ==========  ===========  ============
  118,175,329   1,703,316   62,063,641   289,974,105
    3,026,731      17,083    1,454,117            --
   (3,243,477)    250,012     (213,318)           --
     (829,900)     82,644      493,089            --
 ------------  ----------  -----------  ------------
 $117,128,683  $2,053,055  $63,797,529  $289,974,105
 ============  ==========  ===========  ============
    9,178,060     176,978    5,761,087   289,974,105
 ------------  ----------  -----------  ------------
       $12.76      $11.60       $11.07         $1.00
=              =           =            =
 $116,205,798  $1,949,962  $63,723,050  $289,777,415
 ============  ==========  ===========  ============

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                           STATEMENTS OF OPERATIONS

              For the Six Months Ended June 30, 2001 (Unaudited)

                                                                             Equity          Equity         Intermediate
                                                                             Growth          Income          Term Bond
                                                                            Portfolio       Portfolio        Portfolio
                                                                            ---------      -----------      ------------
INVESTMENT INCOME:
   Interest................................................................ $   7,301      $    24,273       $1,677,032
   Dividends...............................................................    11,021/(1)/     150,390/(1)/          --
                                                                            ---------      -----------       ----------
       Total investment income.............................................    18,322          174,663        1,677,032
                                                                            ---------      -----------       ----------
EXPENSES:
   Investment advisory fees................................................     5,486           38,385          141,131
   Transfer agent fees.....................................................        64              302            1,125
   Custodian and fund accounting fees......................................     7,237            8,633            7,715
   Reports and notices to shareholders.....................................       322            2,388            9,283
   Administration fees.....................................................       329            2,303            8,468
   Directors' fees and expenses............................................        85              619            2,365
   Audit and legal fees....................................................       139              805            3,066
   Miscellaneous...........................................................        21              594            2,135
                                                                            ---------      -----------       ----------
       Total expenses......................................................    13,683           54,029          175,288
                                                                            ---------      -----------       ----------
     Less: Expense reimbursement...........................................    (1,065)              --               --
                                                                            ---------      -----------       ----------
       Total expenses, net of reimbursement................................    12,618           54,029          175,288
                                                                            ---------      -----------       ----------
          Net investment income (loss).....................................     5,704          120,634        1,501,744
                                                                            ---------      -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
   Net realized gain (loss) on investments.................................    58,810        1,011,384         (896,163)
   Net change in unrealized gain (loss) on investments.....................  (375,004)      (2,272,575)       1,456,045
                                                                            ---------      -----------       ----------
       Net realized and unrealized gain (loss) on investments..............  (316,194)      (1,261,191)         559,882
                                                                            ---------      -----------       ----------
       Net increase (decrease) in net assets resulting from operations..... $(310,490)     $(1,140,557)      $2,061,626
                                                                            =========      ===========       ==========


                      See notes to financial statements.


--------------------------------------------------------------------------------
(1)Net of foreign taxes withheld of $99 for Equity Growth, $537 for Equity Income and $89 for Diversified.

 Long Term                   Government   Money
   Bond      Diversified     Securities  Market
 Portfolio    Portfolio      Portfolio  Portfolio
-----------  -----------     ---------- ----------
$ 3,376,210   $  20,695/(1)/ $1,637,574 $7,370,314
         --       9,407              --         --
-----------   ---------      ---------- ----------
  3,376,210      30,102       1,637,574  7,370,314
-----------   ---------      ---------- ----------
    280,345       5,762         145,686    559,352
      2,222          41           1,165      5,560
     16,272       7,054           9,813     24,543
     18,848         337          10,169     46,657
     16,821         346           8,741     41,951
      4,704          67           2,495     11,628
      6,117          96           3,284     15,282
      4,138          14           2,102     11,020
-----------   ---------      ---------- ----------
    349,467      13,717         183,455    715,993
-----------   ---------      ---------- ----------
         --        (700)             --    (16,804)
-----------   ---------      ---------- ----------
    349,467      13,017         183,455    699,189
-----------   ---------      ---------- ----------
  3,026,743      17,085       1,454,119  6,671,125
-----------   ---------      ---------- ----------
   (649,963)    250,037          25,641         --
   (995,230)   (565,412)        207,020         --
-----------   ---------      ---------- ----------
 (1,645,193)   (315,375)        232,661         --
-----------   ---------      ---------- ----------
$ 1,381,550   $(298,290)     $1,686,780 $6,671,125
===========   =========      ========== ==========


                      See notes to financial statements.


--------------------------------------------------------------------------------

                            MONY SERIES FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                 June 30, 2001


                                                          Equity Growth Portfolio    Equity Income Portfolio
                                                         -------------------------  -------------------------
                                                          (Unaudited)                (Unaudited)
                                                          Six Months    Year Ended   Six Months    Year Ended
                                                             Ended     December 31,     Ended     December 31,
                                                         June 30, 2001     2000     June 30, 2001     2000
                                                         ------------- ------------ ------------- ------------
Operations:
  Net investment income (loss)..........................  $    5,704   $    (2,949)  $   120,634  $   264,261
  Net realized gain (loss) on investments...............      58,810       893,316     1,011,384    1,489,332
  Net change in unrealized gain (loss) on investments...    (375,004)   (1,134,318)   (2,272,575)    (822,443)
                                                          ----------   -----------   -----------  -----------
  Increase (decrease) in net assets resulting from
   operations...........................................    (310,490)     (243,951)   (1,140,557)     931,150
                                                          ----------   -----------   -----------  -----------
Distributions to shareholders from:
  Net investment income.................................          --            --      (258,089)    (297,279)
  Net realized gains on investments.....................    (890,881)     (641,993)   (1,501,749)  (2,450,693)
                                                          ----------   -----------   -----------  -----------
    Total distributions to shareholders.................    (890,881)     (641,993)   (1,759,838)  (2,747,972)
                                                          ----------   -----------   -----------  -----------
From capital share transactions:
  Shares sold...........................................      32,928       173,543       211,900      224,322
  Reinvestment of distributions.........................     890,881       641,993     1,759,838    2,747,972
  Shares redeemed.......................................    (382,661)     (692,234)   (1,735,977)  (2,622,622)
                                                          ----------   -----------   -----------  -----------
    Total increase (decrease) in net assets resulting
     from capital share transactions....................     541,148       123,302       235,761      349,672
                                                          ----------   -----------   -----------  -----------
    Total increase (decrease) in net assets.............    (660,223)     (762,642)   (2,664,634)  (1,467,150)
Net assets:
  Beginning of period...................................   2,599,203     3,361,845    16,992,608   18,459,758
                                                          ----------   -----------   -----------  -----------
  End of period.........................................  $1,938,980   $ 2,599,203   $14,327,974  $16,992,608
                                                          ==========   ===========   ===========  ===========
Shares issued and redeemed:
  Issued................................................       1,462         4,410        11,289       11,466
  Issued in reinvestment of distributions...............      49,549        16,449       102,555      147,581
  Redeemed..............................................     (13,304)      (15,950)      (93,227)    (129,654)
                                                          ----------   -----------   -----------  -----------
      Net increase (decrease)...........................      37,707         4,909        20,617       29,393
                                                          ==========   ===========   ===========  ===========

                                                             Intermeditate Term
                                                               Bond Portfolio
                                                         --------------------------
                                                          (Unaudited)
                                                          Six Months    Year Ended
                                                             Ended     December 31,
                                                         June 30, 2001     2000
                                                         ------------- ------------
Operations:
  Net investment income (loss).......................... $  1,501,744  $  3,046,233
  Net realized gain (loss) on investments...............     (896,163)     (193,709)
  Net change in unrealized gain (loss) on investments...    1,456,045     1,058,628
                                                         ------------  ------------
  Increase (decrease) in net assets resulting from
   operations...........................................    2,061,626     3,911,152
                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income.................................   (3,046,236)   (3,263,674)
  Net realized gains on investments.....................           --            --
                                                         ------------  ------------
    Total distributions to shareholders.................   (3,046,236)   (3,263,674)
                                                         ------------  ------------
From capital share transactions:
  Shares sold...........................................   15,783,902    19,216,398
  Reinvestment of distributions.........................    3,046,236     3,263,674
  Shares redeemed.......................................  (12,032,667)  (25,911,186)
                                                         ------------  ------------
    Total increase (decrease) in net assets resulting
     from capital share transactions....................    6,797,471    (3,431,114)
                                                         ------------  ------------
    Total increase (decrease) in net assets.............    5,812,861    (2,783,636)
Net assets:
  Beginning of period...................................   52,811,534    55,595,170
                                                         ------------  ------------
  End of period......................................... $ 58,624,395  $ 52,811,534
                                                         ============  ============
Shares issued and redeemed:
  Issued................................................    1,449,496     1,823,460
  Issued in reinvestment of distributions...............      284,429       319,342
  Redeemed..............................................   (1,108,491)   (2,466,318)
                                                         ------------  ------------
      Net increase (decrease)...........................      625,434      (323,516)
                                                         ============  ============

                      See notes to financial statements.


 Long Term Bond Portfolio     Diversified Portfolio    Government Securities Portfolio    Money Market Portfolio
--------------------------  -------------------------  ------------------------------  ----------------------------
 (Unaudited)                 (Unaudited)                (Unaudited)                     (Unaudited)
 Six Months    Year Ended    Six Months    Year Ended   Six Months       Year Ended     Six Months     Year Ended
    Ended     December 31,      Ended     December 31,     Ended        December 31,       Ended      December 31,
June 30, 2001     2000      June 30, 2001     2000     June 30, 2001        2000       June 30, 2001      2000
------------- ------------  ------------- ------------ --------------  --------------  -------------  -------------
$  3,026,743  $  5,900,049   $   17,085    $   23,341  $    1,454,119  $    2,758,482  $   6,671,125  $  16,066,119
    (649,963)   (1,863,498)     250,037       547,280          25,641        (238,957)            --             --
    (995,230)   10,159,582     (565,412)     (790,467)        207,020       2,104,835             --             --
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
   1,381,550    14,196,133     (298,290)     (219,846)      1,686,780       4,624,360      6,671,125     16,066,119
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
  (5,900,054)   (6,952,080)     (23,342)      (13,689)     (2,758,482)     (2,966,253)    (6,671,125)   (16,066,119)
          --            --     (542,544)     (573,398)             --            (784)            --             --
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
  (5,900,054)   (6,952,080)    (565,886)     (587,087)     (2,758,482)     (2,967,037)    (6,671,125)   (16,066,119)
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
  27,086,500    28,350,985       59,018       115,951      19,169,258      21,580,024    185,902,829    557,596,461
   5,900,054     6,952,080      565,886       587,087       2,758,482       2,967,037      6,671,125     16,066,119
 (14,071,892)  (45,131,723)    (578,845)     (592,686)    (10,467,845)    (30,132,072)  (170,898,894)  (641,896,000)
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
  18,914,662    (9,828,658)      46,059       110,352      11,459,895      (5,585,011)    21,675,060    (68,233,420)
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
  14,396,158    (2,584,605)    (818,117)     (696,581)     10,388,193      (3,927,688)    21,675,060    (68,233,420)
 102,732,525   105,317,130    2,871,172     3,567,753      53,409,336      57,337,024    268,299,045    336,532,465
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
$117,128,683  $102,732,525   $2,053,055    $2,871,172   $  63,797,529  $   53,409,336  $ 289,974,105  $ 268,299,045
============  ============   ==========    ==========  ==============  ==============  =============  =============
   2,066,176     2,267,328        4,413         5,753       1,716,247       1,996,935    185,902,829    557,596,461
     452,111       583,718       47,474        30,060         250,771         285,842      6,671,125     16,066,119
  (1,079,175)   (3,659,395)     (35,168)      (31,114)       (937,684)     (2,805,283)  (170,898,894)  (641,896,000)
------------  ------------   ----------    ----------  --------------  --------------  -------------  -------------
   1,439,112      (808,349)      16,719         4,699       1,029,334        (522,506)    21,675,060    (68,233,420)
============  ============   ==========    ==========  ==============  ==============  =============  =============

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                             FINANCIAL HIGHLIGHTS
         For a share outstanding throughout each period is as follows:

                                                                                             Equity Growth Portfolio
                                                                         --------------------------------------------------------
                                                                                                     Years Ended December 31,
                                                                           (Unaudited)    ---------------------------------------
                                                                         Six Months Ended  2000        1999       1998     1997
                                                                          June 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................................     $ 35.12      $ 48.65     $38.20     $36.08   $30.37
                                                                             -------      -------     ------     ------   ------
Income from investment operations:
Net investment income (loss)............................................        0.06(a)     (0.04)(a)  (0.20)(a)   1.50     0.11
Net realized and unrealized gain (loss) on investments..................       (4.15)       (3.03)     14.05       6.88     8.42
                                                                             -------      -------     ------     ------   ------
Total from investment operations........................................       (4.09)       (3.07)     13.85       8.38     8.53
                                                                             -------      -------     ------     ------   ------
Dividends from net investment income....................................          --           --         --      (1.62)   (0.96)
Distributions from net capital gains....................................      (13.67)      (10.46)     (3.40)     (4.64)   (1.86)
                                                                             -------      -------     ------     ------   ------
Total distributions.....................................................      (13.67)      (10.46)     (3.40)     (6.26)   (2.82)
                                                                             -------      -------     ------     ------   ------
Net asset value, end of period..........................................     $ 17.36      $ 35.12     $48.65     $38.20   $36.08
                                                                             =======      =======     ======     ======   ======
Total return............................................................      (12.98)%(d)   (8.46)%    37.98%     25.46%   30.68%
Net assets, end of period (000).........................................     $ 1,939      $ 2,599     $3,362     $3,109   $2,799
Ratio of expenses (excluding expense reimbursements\reductions)
 to average net assets..................................................        1.25%(c)     1.40%      1.49%      1.93%    1.33%
Ratio of expenses to average net assets.................................        1.15%(c)     1.37%      1.46%      1.82%    1.23%
Ratio of net investment income (loss) (excluding expense reimbursements\
 reductions) to average net assets......................................        0.42%(c)    (0.12)%    (0.53)%    (0.58)%   0.24%
Ratio of net investment income (loss) to average net assets.............        0.52%(c)    (0.10)%    (0.49)%    (0.48)%   0.34%
Portfolio turnover......................................................          28%          41%        31%        38%      46%




                                                                          1996

---------------------------------------------------------------------------------
Net asset value, beginning of period.................................... $25.11
                                                                         ------
Income from investment operations:
Net investment income (loss)............................................   0.96
Net realized and unrealized gain (loss) on investments..................   4.30
                                                                         ------
Total from investment operations........................................   5.26
                                                                         ------
Dividends from net investment income....................................     --
Distributions from net capital gains....................................     --
                                                                         ------
Total distributions.....................................................     --
                                                                         ------
Net asset value, end of period.......................................... $30.37
                                                                         ======
Total return............................................................  20.95%
Net assets, end of period (000)......................................... $2,155
Ratio of expenses (excluding expense reimbursements\reductions)
 to average net assets..................................................   1.22%
Ratio of expenses to average net assets.................................   1.12%
Ratio of net investment income (loss) (excluding expense reimbursements\
 reductions) to average net assets......................................   0.53%
Ratio of net investment income (loss) to average net assets.............   0.62%
Portfolio turnover......................................................     44%

                                                                                        Equity Income Portfolio
                                                                   --------------------------------------------------------
                                                                     (Unaudited)                Years Ended December 31,
                                                                   Six Months Ended ---------------------------------------
                                                                    June 30, 2001
                                                                                     2000       1999       1998     1997

----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................     $ 20.78      $ 23.42    $ 25.95    $ 27.10  $ 23.44
                                                                       -------      -------    -------    -------  -------
Income from investment operations:
Net investment income (loss)......................................       0.14 (a)     0.32 (a)   0.38 (a)    0.78     0.61
Net realized and unrealized gain (loss) on investments............       (1.58)        0.68       1.90       2.62     5.96
                                                                       -------      -------    -------    -------  -------
Total from investment operations..................................       (1.44)        1.00       2.28       3.40     6.57
                                                                       -------      -------    -------    -------  -------
Dividends from net investment income..............................       (0.33)       (0.39)     (0.51)     (0.88)   (1.00)
Distributions from net capital gains..............................       (1.92)       (3.25)     (4.30)     (3.67)   (1.91)
                                                                       -------      -------    -------    -------  -------
Total distributions...............................................       (2.25)       (3.64)     (4.81)     (4.55)   (2.91)
                                                                       -------      -------    -------    -------  -------
Net asset value, end of period....................................     $ 17.09      $ 20.78    $ 23.42    $ 25.95  $ 27.10
                                                                       =======      =======    =======    =======  =======
Total return......................................................       (7.00)%(d)    6.07%      8.04%     12.63%   31.26%
Net assets, end of period (000)...................................     $14,328      $16,993    $18,460    $19,801  $20,721
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................        0.71%(c)     0.73%      0.70%      0.76%    0.59%
Ratio of expenses to average net assets...........................        0.71%(c)     0.72%      0.70%      0.75%    0.58%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................        1.57%(c)     1.58%      1.56%      1.86%    2.20%
Ratio of net investment income (loss) to average net assets.......        1.57%(c)     1.58%      1.57%      1.88%    2.20%
Portfolio turnover................................................          18%          31%        27%        28%      29%





                                                                    1996

----------------------------------------------------------------------------
Net asset value, beginning of period.............................. $ 19.61
                                                                   -------
Income from investment operations:
Net investment income (loss)......................................    0.98
Net realized and unrealized gain (loss) on investments............    2.89
                                                                   -------
Total from investment operations..................................    3.87
                                                                   -------
Dividends from net investment income..............................   (0.04)
Distributions from net capital gains..............................      --
                                                                   -------
Total distributions...............................................   (0.04)
                                                                   -------
Net asset value, end of period.................................... $ 23.44
                                                                   =======
Total return......................................................   19.76%
Net assets, end of period (000)................................... $18,572
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................    0.55%
Ratio of expenses to average net assets...........................    0.54%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................    2.78%
Ratio of net investment income (loss) to average net assets.......    2.79%
Portfolio turnover................................................      29%

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                             FINANCIAL HIGHLIGHTS
         For a share outstanding throughout each period is as follows:

                                                                                   Intermediate Term Bond Portfolio
                                                                   --------------------------------------------------------
                                                                                                Years Ended December 31,
                                                                     (Unaudited)    ---------------------------------------
                                                                   Six Months Ended  2000       1999       1998     1997
                                                                    June 30, 2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................     $ 10.97      $ 10.82    $ 11.33    $ 11.12  $ 10.96
                                                                       -------      -------    -------    -------  -------
Income from investment operations:
Net investment income (loss)......................................        0.29(a)      0.62(a)    0.61(a)    0.51     0.63
Net realized and unrealized gain (loss) on investments............        0.12         0.19      (0.59)      0.28     0.16
                                                                       -------      -------    -------    -------  -------
Total from investment operations..................................        0.41         0.81       0.02       0.79     0.79
                                                                       -------      -------    -------    -------  -------
Dividends from net investment income..............................       (0.60)       (0.66)     (0.53)     (0.58)   (0.63)
Distributions from net capital gains..............................          --           --         --         --       --
                                                                       -------      -------    -------    -------  -------
Total distributions...............................................       (0.60)       (0.66)     (0.53)     (0.58)   (0.63)
                                                                       -------      -------    -------    -------  -------
Net asset value, end of period....................................     $ 10.78      $ 10.97    $ 10.82    $ 11.33  $ 11.12
                                                                       =======      =======    =======    =======  =======
Total return......................................................        3.79%(d)     7.94%      0.23%      7.44%    7.70%
Net assets, end of period (000)...................................     $58,624      $52,812    $55,595    $59,531  $44,217
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................        0.62%(c)     0.61%      0.57%      0.62%    0.51%
Ratio of expenses to average net assets...........................        0.62%(c)     0.61%      0.57%      0.61%    0.51%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................        5.32%(c)     5.86%      5.50%      5.60%    5.97%
Ratio of net investment income (loss) to average net assets.......        5.32%(c)     5.86%      5.50%      5.61%    5.98%
Portfolio turnover................................................          13%          30%        40%        18%      79%




                                                                    1996

----------------------------------------------------------------------------
Net asset value, beginning of period.............................. $ 10.57
                                                                   -------
Income from investment operations:
Net investment income (loss)......................................    0.62
Net realized and unrealized gain (loss) on investments............   (0.23)
                                                                   -------
Total from investment operations..................................    0.39
                                                                   -------
Dividends from net investment income..............................      --
Distributions from net capital gains..............................      --
                                                                   -------
Total distributions...............................................      --
                                                                   -------
Net asset value, end of period.................................... $ 10.96
                                                                   =======
Total return......................................................    3.69%
Net assets, end of period (000)................................... $40,045
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................    0.48%
Ratio of expenses to average net assets...........................    0.47%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................    5.87%
Ratio of net investment income (loss) to average net assets.......    5.88%
Portfolio turnover................................................      34%

                                                                                         Long-Term Bond Portfolio
                                                                   -----------------------------------------------------------
                                                                                                  Years Ended December 31,
                                                                     (Unaudited)    ------------------------------------------
                                                                   Six Months Ended   2000        1999        1998     1997
                                                                    June 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................     $  13.27     $  12.32    $  14.17    $  13.64  $ 12.84
                                                                       --------     --------    --------    --------  -------
Income from investment operations:
Net investment income (loss)......................................         0.35(a)      0.74(a)     0.74(a)     0.56     0.76
Net realized and unrealized gain (loss) on investments............        (0.15)        1.08       (1.80)       0.75     0.83
                                                                       --------     --------    --------    --------  -------
Total from investment operations..................................         0.20         1.82       (1.06)       1.31     1.59
                                                                       --------     --------    --------    --------  -------
Dividends from net investment income..............................        (0.71)       (0.87)      (0.53)      (0.72)   (0.79)
Distributions from net capital gains..............................           --           --       (0.26)      (0.06)      --
                                                                       --------     --------    --------    --------  -------
Total distributions...............................................        (0.71)       (0.87)      (0.79)      (0.78)   (0.79)
                                                                       --------     --------    --------    --------  -------
Net asset value, end of period....................................     $  12.76     $  13.27    $  12.32    $  14.17  $ 13.64
                                                                       ========     ========    ========    ========  =======
Total return......................................................         1.36%(d)    15.61%      (7.60)%     10.08%   13.44%
Net assets, end of period (000)...................................     $117,129     $102,733    $105,317    $122,957  $75,353
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................         0.62%(c)     0.60%       0.55%       0.58%    0.49%
Ratio of expenses to average net assets...........................         0.62%(c)     0.59%       0.55%       0.57%    0.49%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................         5.40%(c)     6.02%       5.68%       5.50%    6.33%
Ratio of net investment income (loss) to average net assets.......         5.40%(c)     6.02%       5.68%       5.50%    6.33%
Portfolio turnover................................................           15%          19%         43%         41%      37%




                                                                    1996

-----------------------------------------------------------------------------
Net asset value, beginning of period.............................. $ 12.88
                                                                   -------
Income from investment operations:
Net investment income (loss)......................................    0.79
Net realized and unrealized gain (loss) on investments............   (0.83)
                                                                   -------
Total from investment operations..................................   (0.04)
                                                                   -------
Dividends from net investment income..............................      --
Distributions from net capital gains..............................      --
                                                                   -------
Total distributions...............................................      --
                                                                   -------
Net asset value, end of period.................................... $ 12.84
                                                                   =======
Total return......................................................   (0.31)%
Net assets, end of period (000)................................... $62,099
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................    0.46%
Ratio of expenses to average net assets...........................    0.46%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................    6.40%
Ratio of net investment income (loss) to average net assets.......    6.40%
Portfolio turnover................................................      60%

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                             FINANCIAL HIGHLIGHTS
         For a share outstanding throughout each period is as follows:

                                                                                              Diversified Portfolio
                                                                           ----------------------------------------------------
                                                                             (Unaudited)             Years Ended December 31,
                                                                           Six Months Ended -----------------------------------
                                                                            June 30, 2001    2000      1999      1998    1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................................     $ 17.92      $22.93    $19.91    $20.61  $17.99
                                                                               -------      ------    ------    ------  ------
Income from investment operations:
Net investment income (loss)..............................................        0.10(a)     0.14(a)   0.08(a)   1.41    0.34
Net realized and unrealized gain (loss) on investments....................       (2.05)      (1.33)     5.60      2.85    3.80
                                                                               -------      ------    ------    ------  ------
Total from investment operations..........................................       (1.95)      (1.19)     5.68      4.26    4.14
                                                                               -------      ------    ------    ------  ------
Dividends from net investment income......................................       (0.20)      (0.09)    (0.08)    (1.65)  (0.39)
Distributions from net capital gains......................................       (4.17)      (3.73)    (2.58)    (3.31)  (1.13)
                                                                               -------      ------    ------    ------  ------
Total distributions.......................................................       (4.37)      (3.82)    (2.66)    (4.96)  (1.52)
                                                                               -------      ------    ------    ------  ------
Net asset value, end of period............................................     $ 11.60      $17.92    $22.93    $19.91  $20.61
                                                                               =======      ======    ======    ======  ======
Total return..............................................................      (11.51)%(d)  (6.55)%   30.53%    23.69%  24.97%
Net assets, end of period (000)...........................................     $ 2,053      $2,871    $3,568    $3,280  $3,229
Ratio of expenses (excluding expense reimbursements\reductions) to average
 net assets...............................................................        1.19%(c)    1.27%     1.50%     1.83%   1.10%
Ratio of expenses to average net assets...................................        1.15%(c)    1.25%     1.46%     1.75%   1.03%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.........................        1.42%(c)    0.66%     0.36%     0.32%   1.36%
Ratio of net investment income (loss) to average net assets...............        1.48%(c)    0.68%     0.40%     0.40%   1.43%
Portfolio turnover........................................................          28%         27%       27%       34%     33%




                                                                            1996
-----------------------------------------------------------------------------------
Net asset value, beginning of period...................................... $15.72
                                                                           ------
Income from investment operations:
Net investment income (loss)..............................................   0.36
Net realized and unrealized gain (loss) on investments....................   1.91
                                                                           ------
Total from investment operations..........................................   2.27
                                                                           ------
Dividends from net investment income......................................     --
Distributions from net capital gains......................................     --
                                                                           ------
Total distributions.......................................................     --
                                                                           ------
Net asset value, end of period............................................ $17.99
                                                                           ======
Total return..............................................................  14.44%
Net assets, end of period (000)........................................... $3,381
Ratio of expenses (excluding expense reimbursements\reductions) to average
 net assets...............................................................   0.91%
Ratio of expenses to average net assets...................................   0.84%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.........................   1.94%
Ratio of net investment income (loss) to average net assets...............   2.02%
Portfolio turnover........................................................     24%



                                                                                    Government Securities Portfolio
                                                                   --------------------------------------------------------
                                                                     (Unaudited)                Years Ended December 31,
                                                                   Six Months Ended ---------------------------------------
                                                                    June 30, 2001    2000       1999       1998     1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................     $ 11.29      $ 10.91    $ 11.17    $ 10.89  $ 10.58
                                                                       -------      -------    -------    -------  -------
Income from investment operations:
Net investment income (loss)......................................        0.28(a)      0.58(a)    0.56(a)    0.33     0.45
Net realized and unrealized gain (loss) on investments............        0.05         0.42      (0.49)      0.39     0.28
                                                                       -------      -------    -------    -------  -------
Total from investment operations..................................        0.33         1.00       0.07       0.72     0.73
                                                                       -------      -------    -------    -------  -------
Dividends from net investment income..............................       (0.55)       (0.62)     (0.33)     (0.44)   (0.42)
Distributions from net capital gains..............................          --         0.00(b)    0.00(b)      --       --
                                                                       -------      -------    -------    -------  -------
Total distributions...............................................       (0.55)       (0.62)     (0.33)     (0.44)   (0.42)
                                                                       -------      -------    -------    -------  -------
Net asset value, end of period....................................     $ 11.07      $ 11.29    $ 10.91    $ 11.17  $ 10.89
                                                                       =======      =======    =======    =======  =======
Total return......................................................        2.95%(d)     9.70%      0.66%      6.85%    7.18%
Net assets, end of period (000)...................................     $63,798      $53,409    $57,337    $54,615  $25,066
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................        0.63%(c)     0.61%      0.58%      0.64%    0.56%
Ratio of expenses to average net assets...........................        0.63%(c)     0.61%      0.57%      0.62%    0.54%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................        4.99%(c)     5.41%      5.08%      5.09%    5.50%
Ratio of net investment income (loss) to average net assets.......        4.99%(c)     5.41%      5.09%      5.10%    5.52%
Portfolio turnover................................................          15%           8%         8%        30%      19%




                                                                    1996
----------------------------------------------------------------------------
Net asset value, beginning of period.............................. $ 10.21
                                                                   -------
Income from investment operations:
Net investment income (loss)......................................    0.45
Net realized and unrealized gain (loss) on investments............   (0.08)
                                                                   -------
Total from investment operations..................................    0.37
                                                                   -------
Dividends from net investment income..............................      --
Distributions from net capital gains..............................      --
                                                                   -------
Total distributions...............................................      --
                                                                   -------
Net asset value, end of period.................................... $ 10.58
                                                                   =======
Total return......................................................    3.62%
Net assets, end of period (000)................................... $16,383
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................    0.55%
Ratio of expenses to average net assets...........................    0.52%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................    5.56%
Ratio of net investment income (loss) to average net assets.......    5.59%
Portfolio turnover................................................      13%

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                             FINANCIAL HIGHLIGHTS
         For a share outstanding throughout each period is as follows:

                                                                                         Money Market Portfolio
                                                                 ------------------------------------------------------------
                                                                   (Unaudited)                   Years Ended December 31
                                                                 Six Months Ended -------------------------------------------
                                                                  June 30, 2001     2000        1999        1998      1997
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............................     $   1.00     $   1.00    $   1.00    $   1.00  $   1.00
                                                                     --------     --------    --------    --------  --------
Income from investment operations:
Net investment income (loss)....................................     $   0.02(a)      0.06(a)     0.05(a)     0.05      0.05
                                                                     --------     --------    --------    --------  --------
Total from investment operations................................         0.02         0.06        0.05        0.05      0.05
                                                                     --------     --------    --------    --------  --------
Dividends from net investment income............................        (0.02)       (0.06)      (0.05)      (0.05)    (0.05)
                                                                     --------     --------    --------    --------  --------
Total distributions.............................................        (0.02)       (0.06)      (0.05)      (0.05)    (0.05)
                                                                     --------     --------    --------    --------  --------
Net asset value, end of period..................................     $   1.00     $   1.00    $   1.00    $   1.00  $   1.00
                                                                     ========     ========    ========    ========  ========
Total return....................................................         2.40%(d)     6.11%       4.98%       5.25%     5.27%
Net assets, end of period (000).................................     $289,974     $268,299    $336,532    $349,421  $158,286
Ratio of expenses (excluding expense reimbursements\ reductions)
 to average net assets..........................................         0.51%(c)     0.47%       0.44%       0.45%     0.46%
Ratio of expenses to average net assets.........................         0.50%(c)     0.47%       0.44%       0.45%     0.45%
Ratio of net investment income (loss) (excluding expense
 reimbursements\ reductions) to average net assets..............         4.76%(c)     5.93%       4.84%       5.08%     5.11%
Ratio of net investment income (loss) to average net assets.....         4.77%(c)     5.93%       4.84%       5.09%     5.11%




                                                                   1996
---------------------------------------------------------------------------
Net asset value, beginning of period............................ $   1.00
                                                                 --------
Income from investment operations:
Net investment income (loss)....................................     0.05
                                                                 --------
Total from investment operations................................     0.05
                                                                 --------
Dividends from net investment income............................    (0.05)
                                                                 --------
Total distributions.............................................    (0.05)
                                                                 --------
Net asset value, end of period.................................. $   1.00
                                                                 ========
Total return....................................................     5.12%
Net assets, end of period (000)................................. $144,932
Ratio of expenses (excluding expense reimbursements\ reductions)
 to average net assets..........................................     0.45%
Ratio of expenses to average net assets.........................     0.44%
Ratio of net investment income (loss) (excluding expense
 reimbursements\ reductions) to average net assets..............     4.94%
Ratio of net investment income (loss) to average net assets.....     4.95%

--------
(a)Based on average shares outstanding.
(b)Less than $0.01 per share.
(c)Annualized.
(d)Not annualized.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                       NOTES TO THE FINANCIAL STATEMENTS

                           June 30, 2001 (Unaudited)

1. Organization and Business

   The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven separate investment funds or portfolios as follows: Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own expenses and also its proportionate share of the general expenses of the Fund. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

   The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

2. Significant Accounting Policies

   Valuation of Investments -- Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

   Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase and all securities held by the Money Market Portfolio are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2001, there were no such securities.

   Repurchase Agreements -- Each portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, there by establishing a fixed investment return during the portfolio's holding period. Under each repurchase agreement, the portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

   Federal Income Taxes -- No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

   Security Transactions and Investment Income -- Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

   In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and was effective for fiscal years beginning after December 15, 2000. The revised Guide requires amortization of premiums and discounts on all fixed-income securities, and classification of paydown gains and losses (formerly included in realized gain/(loss)), as part of

                            MONY SERIES FUND, INC.

                           June 30, 2001 (Unaudited)

interest income. MSF had already recognized amortization for both premium and discount on all fixed-income securities, before adoption of the Audit and Accounting Guide, thus there was no financial statement impact related thereto.

   However, MSF has reclassified certain amounts between interest income and realized gain/(loss) in the Statements of Operations due to the adoption of the paydown gain and loss revision. The impact of the adoption of this revision is not material to the financial statements. The Government Securities Portfolio reclassified paydown gains and losses of less than $0.01 per share (0.003% of net assets) to interest income in its Statements of Operations for the six months ended June 30, 2001.

   Expenses -- Each portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

   Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Dividends and Distributions -- Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

3. Investment Advisory Fees and Transactions with Affiliates

   Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors and officers of the Fund who are affiliates of the Investment Adviser.

   For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of each of the Fund's portfolios except the Money Market Portfolio, which is 0.40% of the first $400,000,000 of the average daily net assets; 0.35% of the next $400,000,000 of the average daily net assets of each of the Fund's portfolios; and 0.30% of the average daily net assets of each of the Fund's portfolios in excess of $800,000,000.

   MONY America has contractually agreed to limit the portfolios' expenses through April 30, 2002 to the following expense ratios: Equity Growth -- 1.15%, Equity Income -- 1.05%, Intermediate Term Bond Portfolio -- 0.75%, Long Term Bond Portfolio -- 0.75%, Diversified Portfolio -- 1.15%, Government Securities Portfolio -- 0.75%, and Money Market Portfolio -- 0.50%.

   Enterprise Capital Management ("ECM"), a wholly-owned subsidiary of MONY, provides administrative services to the Fund. For its services ECM receives an administrative fee, payable monthly and computed at an annual rate equal to 0.03% of the Fund's average daily net assets.

   Aggregate directors fees incurred for non-affiliated Directors' of the Fund for the six months ended June 30, 2001 amounted to $ 21,963.

                            MONY SERIES FUND, INC.

                           June 30, 2001 (Unaudited)


4. Capital Stock

   The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios as follows: Equity Growth (150 million shares); Equity Income (150 million shares); Intermediate Term Bond (150 million shares); Long Term Bond (150 million shares); Diversified (150 million shares); Government Securities (150 million shares); and Money Market (750 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5. Investment Transactions

   For the six months ended June 30, 2001 purchases and sales proceeds of investments, other than short-term investments, were as follows:

                                                    Purchases    Sales
                                                   ----------- ----------
Equity Growth......... Common Stock                $   527,925 $  890,714
Equity Income......... Common Stock                  2,583,834  4,048,887
Intermediate Term Bond U.S. Government Obligations   8,550,418  5,080,664
                       Corporate Bonds               2,990,360  2,018,173
Long Term Bond........ U.S. Government Obligations  19,249,746  8,313,008
                       Corporate Bonds               9,879,935  7,417,875
Diversified........... Common Stock                    602,650  1,392,713
Government Securities. U.S. Government               7,255,692  9,388,885

6. Tax Basis Unrealized Gain (Loss) of Investments and Distributions

   At June 30, 2001, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                              Net Unrealized
                                                               Appreciation
Portfolio                Tax Cost   Appreciation Depreciation (Depreciation)
---------              ------------ ------------ ------------ --------------
Equity Growth......... $  1,829,942  $  212,603  $  (119,082)   $   93,521
Equity Income.........   12,142,822   2,477,829     (302,952)    2,174,877
Intermediate Term Bond   57,909,621   1,049,578     (181,514)      868,064
Long Term Bond........  116,205,798   2,117,478   (2,947,378)     (829,900)
Diversified...........    1,949,962     167,983      (85,339)       82,644
Government Securities.   63,723,050     717,549     (224,460)      493,089

   Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns and losses deferred due to wash sales.

   Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

                            MONY SERIES FUND, INC.

                           June 30, 2001 (Unaudited)

7. Federal Income Tax Capital Loss Carryforward

   At December 31, 2000, the following portfolios of the Fund had capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

Portfolio                Amount    Expiration Date
---------                ------    ---------------
Intermediate Term Bond $   22,753 December 31, 2004
                          112,050 December 31, 2005
                           34,136 December 31, 2007
                          193,602 December 31, 2008
                       ----------
                       $  362,541
                       ==========
Long Term Bond........ $  492,687 December 31, 2007
                        1,863,498 December 31, 2008
                       ----------
                       $2,356,185
                       ==========
Government Securities. $  238,957 December 31, 2008
                       ==========

Directors and Principal Officers

Kenneth M. Levine Chairman, President and Director
Joel Davis        Director
Michael J. Drabb  Director
Alan J. Hartnick  Director
Floyd L. Smith    Director
Charles P. Leone  Vice President-Compliance
David V. Weigel   Treasurer
Phillip G. Goff   Controller
Arthur D. Woods   Secretary

Investment Adviser
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

Principal Underwriter and Distributor
MONY Securities Corporation
1740 Broadway
New York, New York 10019

Custodian and Transfer Agent
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105
Independent Accountants
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

   This report is authorized for distribution only to shareholders and to others who have received a copy of this Fund's prospectus.